EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.5%
	GOLD MINING — 38.9%
178,540	Agnico Eagle Mines Ltd.	$11,547,967
2,008,728	B2Gold Corp.	8,416,570
150,000	B2Gold Corp.[1]	628,807
553,992	Barrick Gold Corp.	12,060,406
1,443,099	Equinox Gold Corp.*1	10,040,157
150,000	Equinox Gold Corp.*	1,044,000
637,687	Evolution Mining Ltd.[1]	1,956,066
1,114,000	Gold Fields Ltd. - ADR	10,939,480
2,770,176	i-80 Gold Corp.*1,2	5,817,458
100,005	Kinross Gold Corp.	656,033
68,000	Newmont Corp.	4,271,760
7,879,400	OceanaGold Corp.*1	15,347,020
100,000	OceanaGold Corp.*	193,750
60,000	Polymetal International PLC	1,303,586
5,000	Polyus PJSC - GDR	481,500
694,769	Pretium Resources, Inc.*	6,482,195
40,000	Pretium Resources, Inc.*1	372,876
		91,559,631
	ROYALTY COMPANIES — 37.8%
2,123,589	Elemental Royalties*1,2,3	2,297,888
3,000,000	Elemental Royalties Corp.*1,3	3,246,233
1,300,000	Empress Royalty Corp.*1	375,120
1,421,976	EMX Royalty Corp.*	4,436,565
89,096	Franco-Nevada Corp.	14,247,341
107,500	Lara Exploration Ltd.*1	61,177
725,000	Maverix Metals, Inc.	3,487,250
1,628,850	Metalla Royalty & Streaming Ltd.*1,3	13,316,985
258,437	Metalla Royalty & Streaming Ltd.*3	2,126,937
210,000	Nomad Royalty Co., Ltd.[1]	1,403,815
4,416,651	Orogen Royalties, Inc.*1	1,309,844
750,000	Orogen Royalties, Inc.[1,2]	222,427
591,889	Osisko Gold Royalties Ltd.	8,073,366
323,120	Osisko Gold Royalties Ltd.[1]	4,405,476
83,700	Royal Gold, Inc.	10,171,224
1,539,000	Sandstorm Gold Ltd.*	12,096,540
3,000,000	Star Royalties Ltd.*1,2	1,190,285
694,800	Vox Royalty Corp.*1	1,609,468
79,000	Wheaton Precious Metals Corp.	3,645,850
25,000	Wheaton Precious Metals Corp.[1]	1,154,817
		88,878,608

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION — 8.5%
1,611,182	Almadex Minerals Ltd.*1	$329,313
1,138,100	Altus Strategies PLC*1	939,598
1,406,228	Aurion Resources Ltd.*1	946,803
1,200,000	Aurion Resources Ltd.*1,2	807,951
811,182	Azucar Minerals Ltd.*1	68,270
13,681,818	GBM Resources Ltd.*1,3	1,255,029
505,500	Harfang Exploration, Inc.*1	114,463
78,000	Heliostar Metals Ltd.*1	63,771
652,800	Irving Resources, Inc.*1	852,889
270,000	Irving Resources, Inc.*1,2	352,757
781,300	Kenorland Minerals Ltd.*1	469,682
5,305,900	Magna Gold Corp.*1,3	4,125,299
3,192,000	Medgold Resources Corp.*1,3	95,944
5,439,900	Midland Exploration, Inc.*1,3	3,052,204
6,203,704	Mundoro Capital, Inc.*1,2,3	944,777
915,000	Revival Gold, Inc.*1	476,715
920,000	Revival Gold, Inc.*1,2	479,320
2,790,000	Riverside Resources, Inc.*1,2,3	402,533
5,000,000	Thomson Resources Ltd.*1	385,265
4,326,124	Vista Gold Corp.*	3,936,340
8,200	Vista Gold Corp.*1	7,559
		20,106,482
	SILVER: EXPLORATION AND MINING — 10.9%
2,829,537	Fortuna Silver Mines, Inc.*	13,440,301
431,500	Pan American Silver Corp.	12,112,205
		25,552,506
	GOLD EXPLORATION — 3.4%
3,458,263	Adriatic Metals PLC*1	7,791,053
533,000	Newcore Gold Ltd.*1	260,604
		8,051,657
	TOTAL COMMON STOCKS
	(Cost $162,520,678)	234,148,884

	WARRANTS — 0.1%
	GOLD MINING — 0.0%
96,154	i-80 Gold Corp., Strike Price: 3.64 CAD, Expiration Date: October 15, 2022*1,2	—
	PRECIOUS METALS DEVELOPMENTAL — 0.0%
107,750	Almaden Minerals Ltd., Strike Price: 1.35 CAD, Expiration Date: June 7, 2022*1,2	—

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
WARRANTS (Continued)
PRECIOUS METALS EXPLORATION — 0.1%
1,336,000	Altus Strategies PLC, Strike Price: 1.50 CAD, Expiration Date: April 18, 2023*1,2	$—
9,090,909	GBM Resources Ltd., Strike Price: 0.105 CAD, Expiration Date: April 7, 2023*1,2	133,425
1,851,852	Mundoro Capital, Inc., Strike Price: 0.20 CAD, Expiration Date: January 9, 2022*1,2	—
1,250,000	Mundoro Capital, Inc., Strike Price: 0.30 CAD, Expiration Date: March 11, 2023*1,2	—
128,900	O3 Mining Corp., Strike Price: 4.46 CAD, Expiration Date: March 16, 2022*1,2	—
460,000	Revival Gold, Inc., Strike Price: 0.90 CAD, Expiration Date: March 26, 2022*1,2	—
2,500,000	Thomson Resources Ltd., Strike Price: 0.20 AUD, Expiration Date: March 29, 2024*1,2	—
133,425
ROYALTY COMPANIES — 0.0%
700,000	Empress Royalty Corp., Strike Price: 0.75 CAD, Expiration Date: April 8, 2023*1,2	—
58,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: April 13, 2024*1,2	—
333,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: June 17, 2022*1,2	—
—
SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Strike Price: 0.40 CAD, Expiration Date: March 18, 2023*1,2	—
TOTAL WARRANTS
	(Cost $—)	133,425

Principal Amount
	SHORT-TERM INVESTMENTS — 0.5%
$1,244,304	UMB Money Market Fiduciary, 0.01%[4]	1,244,304
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,244,304)	1,244,304
	TOTAL INVESTMENTS — 100.1%
	(Cost $163,764,982)	235,526,613
	Liabilities in Excess of Other Assets — (0.1)%	(239,102)
	TOTAL NET ASSETS — 100.0%	$235,287,511

ADR – American Depository Receipt
AUD – Australian Dollar
CAD – Canadian Dollar

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are Level 3 securities fair valued under procedures established by the Board of Trustees, representing 5.38% of Net Assets. The total value of these securities is $12,648,821.
[3]	Affiliated company.
[4]	The rate is the annualized seven-day yield at period end.

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2021 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Gold Fund
GBM Resources Ltd.	$1,692,157	$-	$(165,319)	$104,098	$-	$(375,908)	$1,255,028	$-
Magna Gold Corp.	4,288,899	-	(114,265)	81,020	-	(130,355)	4,125,299	-
Medgold Resources Corp.(1)	327,220	2,093	(202,310)	(455,980)	(356,904)	685,881	-	-
Metalla Royalty and Streaming Ltd. (1)	14,262,236	-	(466,626)	313,869	(3,738,813)	(10,370,666)	-	-
Midland Exploration, Inc.	3,644,720	26,131	-	-	-	(618,647)	3,052,204	-
Mundoro Capital, Inc.	444,789	314,550	-	-	-	185,438	944,777	-
Riverside Resources, Inc.(1)	493,883	-	(1,231)	131	(306,910)	(185,873)	-	-
Total	$25,153,904

Elemental Royalties Corp. (2)	2,311,194	3,508,340	-	-	(933,525)	658,112	5,544,121	-

Total				$43,138		$(10,152,018)	$14,921,429	$-

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Gold Fund
GBM Resources Ltd.	15,531,818	-	(1,850,000)	-	13,681,818
Magna Gold Corp.	5,442,000	-	(136,100)	-	5,305,900
Medgold Resources Corp.(1)	9,178,000	50,000	(6,036,000)	-	3,192,000
Metalla Royalty and Streaming Ltd.(1)	1,926,081	-	(38,794)	-	1,887,287
Midland Exploration, Inc.	5,395,400	44,500	-	-	5,439,900
Mundoro Capital, Inc.	3,703,704	2,500,000	-	-	6,203,704
Riverside Resources, Inc.(1)	2,800,000	-	(10,000)	-	2,790,000

Elemental Royalties Corp. (2)	2,123,589	3,000,000	-	-	5,123,589

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.